INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Current	$ 93	589	6,991	4,046
Deferred	201	1,273	6,739	5,273
Income tax expense	$ 294	1,862	13,730	9,319